SCHEDULE OF COMPONENTS OF LEASE EXPENSES (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Lease cost
Operating lease cost	$ 39,461	¥ 280,920	¥ 308,843	¥ 279,873
Short term lease cost
Total lease cost	$ 39,461	¥ 280,920	¥ 308,843	¥ 279,873